Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations
19.	Discontinued Operations

On October 31, 2013, a wholly-owned subsidiary of WRECO, Weyerhaeuser Realty Investors, Inc., (“WRI”), was sold to Weyerhaeuser NR Company. The results of operations for WRI have been recorded as discontinued operations in the accompanying consolidated financial statements. Cash flows of WRI through the date of the sale to Weyerhaeuser remain fully consolidated in the accompanying consolidated statement of cash flow for the year ended December 31, 2013.

Earnings of discontinued operations is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Earnings before income taxes	$—	$602	$487
Gain on sale of discontinued operations	—	1,946	-
(Provision) benefit for income taxes	—	(710)	275
Discontinued operations, net of income taxes	$—	$1,838	$762

On October 31, 2013, Weyerhaeuser NR Company acquired WRI for $3.6 million. The purchase price was recorded as a reduction in the debt payable to Weyerhaeuser. The transaction resulted in a net gain of approximately $1.9 million, which was recognized in the fourth quarter of 2013.